Income Taxes - Schedule of components of the provision for income taxes (Details) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Federal
Current			$ 0			$ 823,991
Deferred			0			(388,575)
State
Current			0			0
Deferred			0			0
Change in the valuation allowance			0			388,575
Income tax provision	$ 96,005	$ 287,034	$ 0	$ 1,093,646	$ 293,453	$ 823,991